Selling, Distribution and Administrative Expenses - Schedule of Selling, Distribution and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022	[1]
Selling, Distribution and Administrative Expenses [Abstract]
Staff expense		$ 6,507,537	$ 6,392,020	$ 6,753,737
Professional fees		1,041,632	1,434,367	2,086,279
Depreciation and amortization expense		916,599	2,439,986	2,997,945
Rental expense		340,519	536,272	452,137
Travelling and entertainment expense		297,991	445,714	600,362
Other service fees		230,619	322,894	433,822
Other expenses	[2]	769,791	1,169,711	1,120,019
Selling, distribution and administrative expenses	[3]	$ 10,104,688	$ 12,740,964	$ 14,444,301	[4]

[1]	The Company presented Research and Development expenses separately from Selling, Distribution, and Administrative expenses, reflecting the strategic focus on AI&Robotics Solution for the year ended December 31, 2024. In accordance with IAS 1, the Company has reclassified the comparative period ended December 31, 2023 and 2022, to ensure consistency and comparability. For the year ended December 31, 2023 and December 31, 2022, $169,511 and $99,947 was reclassified from Selling, distribution and administration expenses to Research and Development expense.
[2]	Other expenses mainly comprised of utilities expense, repairs and maintenance, office expenses, stamp duties, training costs, etc.
[3]	The Company presented Research and Development expenses separately from Selling, Distribution and Administrative expense to enhance the clarity and relevance for the year ended December 31, 2024, 2023 and 2022. Please refer to the detailed information under Note 20.
[4]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).